PUBLIC (P)

Depositor: TIAA-CREF Life Insurance Company

Registrant: TIAA-CREF Life Separate Account VA-1

8500 Andrew Carnegie Blvd.

(MS SSC-C2-08)

Charlotte, NC 28262

Contact:

John D. Piller

Director, Associate General Counsel

Office: 704-988-5681

Fax: 704-988-5246

E-mail: jpiller@tiaa.org

May 3, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	TIAA-CREF Life Insurance Company (“Depositor”)

TIAA-CREF Life Separate Account VA-1 (“Registrant”)

File No. 333-46414

Rule 497(j) Certification

Single Premium Immediate Annuity

Dear Sir or Madam:

On behalf of TIAA-CREF Life Insurance Company and TIAA-CREF Life Separate Account VA-1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically via EDGAR on April 28, 2022.

Please contact me at (704) 988-5681 if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ John D. Piller

John Piller

Director, Associate General Counsel